UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      March 31, 2011
                                                   -----------------
Check here if Amendment [ ]; Amendment Number:
                                                   -----------------

     This Amendment (check only one):  [  ] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Burroughs Hutchinson Inc
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Address:        877 W Main St Ste 602
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                Boise ID 83702
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Form 13F File Number:   028-07788
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Jill Wilson
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Title:          Chief Operating Officer
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Phone:          208-343-7556
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Signature, Place and Date of Signing:


            Jill Wilson               Boise, ID               04/14/2011
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
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Form 13F Information Table Entry Total:                  73
                                                 --------------------

Form 13F Information Table Value Total:                $156,059
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                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.







                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     1739    18600 SH       SOLE                    18600
Abbott Labs                    COM              002824100     3255    66370 SH       SOLE                    66370
Ameren Corp                    COM              023608102     1216    43325 SH       SOLE                    43325
American Electric Power        COM              025537101     1218    34670 SH       SOLE                    34670
American Express               COM              025816109      554    12250 SH       SOLE                    12250
Apache Corp                    COM              037411105     1326    10130 SH       SOLE                    10130
BP p.l.c                       COM              055622104     2944    66700 SH       SOLE                    66700
Bank of America Corp           COM              060505104     1712   128450 SH       SOLE                   128450
Best Buy Co.                   COM              086516101     2250    78350 SH       SOLE                    78350
CVS Caremark                   COM              126650100     4926   143530 SH       SOLE                   143530
Cardinal Health                COM              14149y108     2485    60425 SH       SOLE                    60425
ChevronTexaco Corp             COM              166764100     4889    45480 SH       SOLE                    45480
Chicago Bridge & Iron          COM              167250109     1330    32700 SH       SOLE                    32700
Cisco Systems Inc              COM              17275r102     5544   323270 SH       SOLE                   323270
ConAgra                        COM              205887102     1817    76500 SH       SOLE                    76500
Dell Inc.                      COM              24702R101      528    36400 SH       SOLE                    36400
ENSCO Intl                     COM              29358q109     2776    48000 SH       SOLE                    48000
Everest RE Group               COM              g3223r108      485     5500 SH       SOLE                     5500
FirstEnergy Corp               COM              337932107     1099    29620 SH       SOLE                    29620
GameStop                       COM              36467w109     1216    54000 SH       SOLE                    54000
General Electric               COM              369604103      754    37615 SH       SOLE                    37615
General Motors                 COM              37045v100      962    31000 SH       SOLE                    31000
Gilead Sciences                COM              375558103      205     4820 SH       SOLE                     4820
Goldman Sachs                  COM              38141g104     3101    19550 SH       SOLE                    19550
Halliburton Co                 COM              406216101     1455    29200 SH       SOLE                    29200
Hess Corp                      COM              42809h107      656     7700 SH       SOLE                     7700
Hewlett - Packard              COM              428236103     7443   181680 SH       SOLE                   181680
Illinois Tool Works            COM              452308109     1201    22350 SH       SOLE                    22350
Int'l Business Mach.           COM              459200101     5561    34100 SH       SOLE                    34100
Intel Corp.                    COM              458140100     3470   171950 SH       SOLE                   171950
J.P. Morgan Chase              COM              46625H100     5153   111770 SH       SOLE                   111770
Johnson & Johnson              COM              478160104     3555    60005 SH       SOLE                    60005
L-3 Communications             COM              502424104     2428    31000 SH       SOLE                    31000
Lowe's Companies               COM              548661107      230     8710 SH       SOLE                     8710
Marathon Oil                   COM              565849106     2214    41525 SH       SOLE                    41525
Medtronic                      COM              585055106     1235    31380 SH       SOLE                    31380
Metlife Inc                    COM              59156r108      224     5000 SH       SOLE                     5000
Microsoft                      COM              594918104     6046   238124 SH       SOLE                   238124
Morgan Stanley                 COM              617446448     3307   121050 SH       SOLE                   121050
Mountain West Finl             COM              62450b100      113    20460 SH       SOLE                    20460
Newmont Mining                 COM              651639106     3567    65350 SH       SOLE                    65350
Noble Corp                     COM              h5833n103      456    10000 SH       SOLE                    10000
Oracle Systems                 COM              68389X105      678    20280 SH       SOLE                    20280
Pepco Holdings                 COM              713291102     1434    76900 SH       SOLE                    76900
Pepsico Inc.                   COM              713448108     3371    52335 SH       SOLE                    52335
Procter & Gamble               COM              742718109     2520    40910 SH       SOLE                    40910
Proshares Leh 20yr             COM              74347r297     5030   134350 SH       SOLE                   134350
Research In Motion             COM              760975102     2194    38800 SH       SOLE                    38800
Royal Dutch Shell              COM              780257804      202     2775 SH       SOLE                     2775
SPDR Trust                     COM              78462f103     2029    15300 SH       SOLE                    15300
Scana Corp                     COM              80589m102     1253    31835 SH       SOLE                    31835
State Street Corp              COM              857477103     4823   107320 SH       SOLE                   107320
Supervalu                      COM              868536103      288    32200 SH       SOLE                    32200
Target Corp                    COM              87612e106     2345    46890 SH       SOLE                    46890
Transatlantic Holdings         COM              893521104      204     4200 SH       SOLE                     4200
Transocean Ltd                 COM              040674667     4261    54660 SH       SOLE                    54660
Waste Management               COM              94106L109     2809    75220 SH       SOLE                    75220
Wells Fargo                    COM              949746101     6355   200409 SH       SOLE                   200409
Zimmer Holdings                COM              98956P102     4749    78450 SH       SOLE                    78450
Simon Property Group           COM              828806109      236     2200 SH       SOLE                     2200
Bank of NY 6.875%              PRD              09656g201     1722    66300 SH       SOLE                    66300
FPC Capital I 7.10%            PRD              302552203      654    25700 SH       SOLE                    25700
Harris Pref 7.375%             PRD              414567206     1463    58200 SH       SOLE                    58200
Highwoods Prop 8.0%            PRD              431284306      702    27624 SH       SOLE                    27624
JP Morgan X 7.0%               PRD              46623d200     1398    55100 SH       SOLE                    55100
Key IX 6.75%                   PRD              49327Q204     2892   115448 SH       SOLE                   115448
MBNA Corp.  8.10%              PRD              55270b201      329    12825 SH       SOLE                    12825
Merrill IV 7.12%               PRD              59021g204     1266    50950 SH       SOLE                    50950
Merrill V 7.28%                PRD              59021k205      428    17200 SH       SOLE                    17200
Morgan Stanley VI 6.60%        PRD              617461207      350    14300 SH       SOLE                    14300
Ryl Bk Scotland 7.25%          PRD              780097879     1550    68900 SH       SOLE                    68900
US Bank XI 6.60%               PRD              903300200      976    38200 SH       SOLE                    38200
Wells Fargo IV 7.0%            PRD              94976y207      906    35900 SH       SOLE                    35900